Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Finalization of Catheter Precision Series D Convertible Preferred Stock

In April 2026, Catheter Precision, Inc. obtained the stockholder approval required for the issuance and conversion of the Series D Preferred, filed the related Certificate of Designation with the State of Delaware, and issued the 5,778 shares to the Company in relation to the sale of Fly Flyte and associated entities (see Note 10 – Acquisitions, Investments and Disposals - Divestiture of Fly Flyte, Inc. and Ponderosa Air, LLC). Under the Certificate of Designation, each share became convertible at the Company’s option, on and after the date of Catheter’s stockholder approval, into shares of Catheter common stock equal to its stated value of $1,000 divided by the conversion price, subject to a conversion price floor of $0.35 per share and to a downward-only adjustment that may occur following the effectiveness of the resale registration statement Catheter is required to file. The initial conversion price was set at $1.1038 per share. Catheter effected a reverse stock split of its common stock on or about April 15, 2026, which is reflected in the initial conversion price established on the closing date of the Series D Preferred.

Collections on Promissory Note Receivable

Subsequent to March 31, 2026, Catheter Precision, Inc. made scheduled installment payments on the $5,000,000 promissory note issued to the Company as part of the consideration for the sale of the Company’s equity interest in Fly Flyte, Inc., described above. Through the date of this filing, the Company had received aggregate payments of $1,000,000 under the note, representing $500,000 per month for the months of April and May 2026. All installments received through the date of this filing were paid when due, and no interest accrued on overdue amounts.

Issuance of Stock Options

Subsequent to March 31, 2026, the Company issued an aggregate of 95,000 stock options to employees and directors of the Company under the Company’s 2026 Omnibus Securities and Incentive Plan. The options were authorized by the Board of Directors and are subject to the terms and conditions of the 2026 Plan and the applicable award agreements.

Vocal, Inc. Equity Realignment

Subsequent to March 31, 2026, the Company’s Board of Directors approved a targeted repurchase of outstanding common shares and Series A Preferred shares of Vocal held by certain active executives, employees, and board members. The repurchase covered the entire common share position previously sold by the Company to such holders through its payroll-conversion program, in each case at the same aggregate value originally applied to acquire such shares, together with a partial, pro rata repurchase of Series A Preferred shares, for aggregate consideration of approximately $111,291. The repurchases were privately negotiated transactions with identified holders and did not constitute a tender offer or general liquidity program, and the rights of non-participating holders were unaffected. The transactions increased the Company’s ownership of Vocal from approximately 20% to approximately 51%. The agreement arose from conditions that did not exist as of the condensed consolidated balance sheet date and has been evaluated as a non-recognized subsequent event under ASC 855-10-25-3; accordingly, no adjustment to the March 31, 2026 condensed consolidated financial statements was required.

OG Collection, Inc. Equity Realignment

Subsequent to March 31, 2026, the Company’s Board of Directors approved a targeted repurchase of outstanding common shares and Series A Preferred shares of OG Collection held by certain active executives, employees, and board members, on substantially the same terms as the Vocal repurchase described above. The repurchase covered the entire common share position previously sold by the Company to such holders through its payroll-conversion program, in each case at the same aggregate value originally applied to acquire such shares, together with a partial, pro rata repurchase of Series A Preferred shares, for aggregate consideration of approximately $74,400. The transactions increased the Company’s ownership of OG Collection from approximately 20% to approximately 51%. The agreement arose from conditions that did not exist as of the condensed consolidated balance sheet date and has been evaluated as a non-recognized subsequent event under ASC 855-10-25-3; accordingly, no adjustment to the March 31, 2026 condensed consolidated financial statements was required.

Services Agreement with Fly Flyte, Inc.

In April 2026, subsequent to the March 31, 2026 condensed consolidated balance sheet date, a subsidiary of the Company entered into a services agreement to provide marketing, creative, growth, and product advisory services to Fly Flyte for an initial term of six months, at a fixed monthly fee. The agreement arose from conditions that did not exist as of the condensed consolidated balance sheet date and has been evaluated as a non-recognized subsequent event under ASC 855-10-25-3; accordingly, no adjustment to the March 31, 2026 condensed consolidated financial statements was required.

Note 15 – Subsequent Events

Note Issuances

Subsequent to December 31, 2025, the Company entered into a loan agreement with Jeremy Frommer, whereby Mr. Frommer issued the Company a promissory note of $125,000 on January 29, 2026. The note was issued with an original issue discount equal to 20% and has a maturity date of July 29, 2026. This note has a flat interest fee of 20% over the initial six-month term. No payments of principal or interest are due prior to the maturity date.

On February 13, 2026, the Company issued a $145,000 promissory note to a lender, bearing interest at 12% per annum and increasing to 18% upon default. The note had a maturity date of March 8, 2026. The note was repaid in full in connection with the sale of Fly Flyte, Inc. on March 8, 2026 and, accordingly, was no longer outstanding as of the date of this filing.

Subsequent to December 31, 2025, the Company entered into a loan agreement with a Lender whereby the Lender issued the Company a promissory note of $9,963 on January 5, 2026. The note was issued with an original issue discount equal to 8.3% and has a maturity date of January 5, 2027.

Note Defaults

On February 27, 2026, the February 27, 2025 Loan Agreement with Marc Sellouk went into default. In connection with the sale of Fly Flyte, Inc. on March 8, 2026, the note was transferred to the purchaser and, accordingly, was derecognized from the Company’s balance sheet as of the closing date. This note is no longer outstanding as of the date of this filing.

The December 30, 2024 Loan Agreement with Jeremy Frommer matured on February 28, 2026 and entered into default. On March 30, 2026, the outstanding principal and accrued interest were repaid in full, and the lender waived all default interest and related penalties. This note is no longer outstanding as of the date of this filing.

The Third Tranche of Uplist Financing

Subsequent to December 31, 2025, as part of the Uplist Financing (see Note 7 - Convertible Notes, Uplist Financing) one investor funded its agreed portion of the third tranche on January 16, 2026. The Company executed and delivered a Senior Convertible Note in the aggregate principal amount of $375,000 with common stock warrants, initially exercisable for an aggregate 595,938 shares, with a term of five years from the date of the issuance. The note had a 20% original issue discount, yielding net cash proceeds to the Company of $300,000.The note is convertible into shares of the Company’s common stock at the holder’s option at $10.00 per share, or mandatorily upon an approved national-exchange uplisting at the lower of (i) $10.00 per share, (ii) the uplist offering price, or (iii) a twenty percent (20%) discount to the lowest daily VWAP during the ten trading days prior to uplist. Each Note holder received Warrant coverage equal to one hundred percent (100%) of the Note face value, exercisable at $10.00 per share for a five-year term, with customary cashless-exercise provisions and full ratchet anti-dilution protection, as well as a 9.99% beneficial ownership limitation which can be adjusted on 61 days’ notice.

Settlement of May 31, 2024 Loan Agreement

Subsequent to December 31, 2025, the Company entered into a settlement agreement with the May 31, 2024 Lender, whereby the Company agreed to pay $46,899 over a period of six monthly installments. Upon completion of the full settlement payment, the remainder of the balance shall be forgiven and the loan will be completed.

Share Issuance

Subsequent to December 31, 2025, the Company issued 36,634 shares of its restricted common stock at a cost basis of $0.55 per share to BLSSM Communications, LLC in full satisfaction of the related $20,000 payable on January 1, 2026. The shares were issued as fully paid, non-assessable equity compensation in accordance with the Conversion Agreement dated October 31, 2025, and represent compensation earned upon issuance rather than a prepayment for future services. In accordance with Rule 144, the holding period for the securities begins on the issuance date.

Options Issuance

Subsequent to December 31, 2025, the Company granted an aggregate of 1,188,500 stock options to thirteen individuals, consisting of officers, directors, employees, and consultants, under its equity incentive plan. The grants were issued in six tranches between January 10, 2026 and April 21, 2026, with exercise prices ranging from $8.00 to $12.00 per share. The options vest immediately upon grant, with the exception of 6,000 options issued on January 20, 2026, which vest on July 20, 2027.

Reverse Stock Split Implementation

On November 18, 2025, the Company’s Board of Directors approved a 1-for-20 reverse stock split of the Company’s issued and outstanding common stock. The reverse stock split was subsequently implemented on February 24, 2026. In connection with the implementation, the per share amounts for loss per share calculations related to prior period and current period were adjusted on the basis of the new number of shares of common stock in the consolidated financial statements. 10,361 shares with a fair value of $103,610 were issued pursuant to rounding from this reverse stock split.

Michael Grecco Productions Settlement

On March 4, 2026, Creatd, Inc. entered into a confidential settlement agreement with Michael Grecco Productions, Inc. to resolve a pending legal matter in the United States District Court for the Southern District of New York (Case No. 1:25-cv-07594). The dispute related to claims arising from a photograph displayed by a third-party user on Creatd’s platform.

Under the terms of the agreement, Creatd agreed to pay a total settlement amount of $13,000, payable in two installments of $6,500, subject to customary conditions including execution of the agreement and dismissal of the action with prejudice. The second installment is due on April 17, 2026. Both parties agreed to mutual releases of claims related to the matter, and the plaintiff agreed not to pursue future claims relating to the subject content or similar third-party content prior to the effective date.

The settlement was entered into as a compromise of disputed claims, with no admission of liability by Creatd. Each party will bear its own legal fees, and the agreement includes customary confidentiality provisions, subject to applicable disclosure requirements.

Sale of Fly Flyte, Inc.

On March 8, 2026, the Company completed the sale of its 80.02% equity interest in Fly Flyte, Inc. (“Flyte”) to Catheter Precision, Inc. (VTAK). As a result of the transaction, VTAK now owns 100% of Flyte, reflecting the acquisition of Creatd’s remaining stake alongside VTAK’s existing 19.98% ownership interest which was purchased from a third party. The sale was based on an implied full-company equity valuation of $14,439,924, resulting in a total purchase price of $11,554,827 for Creatd’s 80.02% ownership interest.

At closing, the Company received total consideration of $11,554,827, structured as follows:

●	50% in VTAK Preferred Series D stock valued at $5,778,000, consisting of 5,778 shares of Preferred Series D (or D1) stock, each with a stated value of $1,000 per share and conversion price equal to the higher of $1.10 or market (per NYSE rules).

●	50% in cash totaling $5,776,827, delivered pursuant to the payment schedule set forth in the LOI, beginning with an upfront cash payment at signing and followed by scheduled monthly installments through December 31, 2026.

As part of the Transaction, the Buyer acquired Fly Flyte, Inc., its subsidiary Ponderosa Air LLC, and all Flyte-related assets, including:

●	the FAA Part 135 operating certificate,

●	all intellectual property and operational systems,

●	all personnel and management structures, and

●	all contracts, vendor relationships, and customer accounts.

In accordance with the Transaction terms, VTAK also assumed responsibility for all Flyte-related liabilities, including:

●	$402,372 of accounts payable,

●	$421,233 of promissory notes,

●	$341,500 of litigation settlements and legal obligations,

for a total of $1,165,105 in identified liabilities.

Certain variable liabilities relating to Flyte operations for early 2026 were also assumed in accordance with the provisions relating to operational expenses and transition management services.

The Company is in the process of evaluating the carrying value of the Flyte assets and liabilities at the time of disposal. Any resulting gain or loss on the sale will be recognized in the period in which the sale occurred.